WELLPOINT, INC.

120 Monument Circle

Indianapolis, Indiana 46204

April 4, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Re: WellPoint,	Inc.

Commission File No. 001-16751

Definitive Proxy Solicitation Materials

Dear Sir or Madam:

On behalf of WellPoint, Inc. (the “Company”), enclosed for filing, via direct transmission to the EDGAR system of the Securities and Exchange Commission, are definitive copies of the Proxy, Notice of Annual Meeting and Proxy Statement to be used by the Company in connection with the annual meeting of its common shareholders to be held on May 16, 2007. No filing fee is required pursuant to Rule 14a-6(i) of the Securities Exchange Act of 1934, as amended.

Seven copies of the Company’s Annual Report to Shareholders are being mailed under separate cover to the Commission for its information pursuant to Rule 14a-3(c).

The Annual Report to Shareholders, the Notice of Annual Meeting and Proxy Statement and the Proxy are intended to be mailed to the Company’s shareholders on or about April 4, 2007.

Sincerely,

/s/ Kathleen S. Kiefer

Kathleen S. Kiefer,

Associate General Counsel

Enclosures